Capital Stock Transactions (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 07, 2011	Feb. 22, 2011	Dec. 27, 2010
Capital Stock Transactions [Abstract]
Capital stock authorized for repurchase				$ 100	$ 100	$ 70
Shares repurchased	932,706	2,602,513	1,648,047
Weighted average price per share	$ 64.87	$ 55.28	$ 63.14
Treasury stock acquired from surrender of shares	$ 4.2	$ 4.0	$ 5.3